Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ (3,576,859)	$ (2,419,652)	$ (4,541,430)
Adjustments to reconcile net loss to cash flows used in operating activities:
Stock based compensation	1,242,362	717,163	3,482,767
Interest expense added to convertible notes	394,798	221,358	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	4,182	(8,569)	0
Accrued interest payable	1,533,020	1,131,315	718,677
Trade and other payables	4,041	41,215	9,919
Net Cash Used In Operating Activities	(398,456)	(317,170)	(330,067)
FINANCING ACTIVITIES
Net change in related party receivables	(52,912)	(67,617)	(154,078)
Net change in related party payables	0	(17,844)	(64,719)
Cash received from equity investors	456,400	399,250	421,460
Net Cash Provided By Financing Activities	403,488	313,789	332,101
Increase (Decrease) in Cash	5,032	(3,381)	2,034
Cash And Cash Equivalents, Beginning Of Period	12	3,393	1,359
Cash And Cash Equivalents, End Of Period	5,044	12	3,393
Supplemental disclosure of cash flow information
Interest Paid	0	0	0
Income taxes paid	0	0	0
Deemed dividends related to issuance of warrants.	780	85,930	0
Non-cash financing activities:
Reduction of amounts due from David Lifschultz and Bruce Abbott	0	0	1,676,984
Issuance of new convertible debentures to David Lifschultz and Bruce Abbott	0	0	2,198,016
Total satisfaction of amounts due to David Lifschultz and Bruce Abbott	$ 0	$ 0	$ 3,875,000